Certain Risks and Concentration - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Customer	Dec. 31, 2014 USD ($) Customer	Dec. 31, 2013 Customer
Concentration Risk [Line Items]
Maximum foreign ownership in internet information provider or other value-added telecommunication service provider's business allowed under PRC laws and regulations	50.00%
Retained earnings and distributable reserves	$ (12,593)	$ 574
Number of top customers accounted for net revenues | Customer	10	10	10
Net revenues [Member] | Customer concentration risk [Member]
Concentration Risk [Line Items]
Percentage of net revenues accounted from customers	26.00%	16.00%	14.00%
Shenzhen Xunlei Networking Technologies, Co., Ltd [Member]
Concentration Risk [Line Items]
operating contract term	10 years
Variable Interest Entity, Primary Beneficiary [Member]
Concentration Risk [Line Items]
Retained earnings and distributable reserves	$ 25,512
Variable Interest Entity, Not Primary Beneficiary [Member]
Concentration Risk [Line Items]
Retained earnings and distributable reserves		$ 34,210